Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross Sales	$ 13,431	$ 3,812	$ 34,064	$ 10,022	$ 13,591	$ 21,353	$ 21,389
Less: Royalties	733	153	1,639	228	371	1,173	546
Revenue	12,698	3,659	32,425	9,794	13,220	20,180	20,843
Expenses
Purchased Product	6,731	1,408	16,078	4,207	5,358	8,427	8,744
Transportation and Blending	1,923	1,033	5,504	3,591	4,728	5,184	5,942
Operating	1,150	481	3,428	1,470	1,955	2,088	2,184
(Gain) Loss on Risk Management	157	3	951	233
Depreciation, Depletion and Amortization	1,153	1,092	3,234	2,615	3,464	2,249	2,131
Exploration Expense	5	25	15	32	91	82	2,123
General and Administrative	158	51	491	124	292	331	1,020
Finance Costs	360	145	836	391	536	511	627
Interest Income	(4)	(2)	(11)	(4)	(9)	(12)	(19)
Integration Costs	45	0	302	0	29
Foreign Exchange (Gain) Loss, Net	196	(159)	(93)	168	(181)	(404)	854
Re-measurement of Contingent Payment	135	(31)	571	(97)	80	(164)	(50)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(97)	0	(81)	(2)	795
Other (Income) Loss, Net	(107)	(14)	(208)	(52)	40	9	13
(Income) Loss From Equity-Accounted Affiliates	(13)	0	(40)	0
Earnings (Loss) Before Income Tax	834	(372)	1,464	(2,884)	(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)	283	(178)	469	(658)	(851)	(797)	(1,010)
Net Earnings (Loss)	$ 551	$ (194)	$ 995	$ (2,226)	$ (2,379)	$ 2,194	$ (2,916)
Net Earnings (Loss) Per Share ($)
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 0.27	$ (0.16)	$ 0.48	$ (1.81)
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 0.27	$ (0.16)	$ 0.47	$ (1.81)